FINANCIAL INSTRUMENT RISKS	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instrument Risk [Abstract]
FINANCIAL INSTRUMENT RISKS [Text Block]

15.  FINANCIAL INSTRUMENT RISKS

The board of directors has overall responsibility for establishing and oversight of the Company's risk management framework. The Company examines the various financial instrument risks to which it is exposed and assesses the impact and likelihood of those risks. Financial instruments consist of cash and cash equivalents, marketable securities, accounts payable and derivative liabilities.

Financial instruments recorded at fair value on the consolidated statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The three levels of the fair value hierarchy are:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.
•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
•	Level 3 - Inputs that are not based on observable market data.

The Company's activities expose it to financial risks of varying degrees of significance, which could affect its ability to achieve its strategic objectives for growth and shareholder returns. The principal financial risks to which the Company is exposed are, liquidity risk, currency risk, interest rate risk, credit risk and commodity price risk. The Board of Directors has overall responsibility for the establishment and oversight of the Company's risk management framework and reviews the Company's policies on an ongoing basis.

a)    Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk through the management of its capital structure. To mitigate this risk, the Company has a planning and budgeting process in place to determine the funds required to support its ongoing operations and capital expenditures. The Company ensures that sufficient funds are raised from equity offerings or debt financings to meet its operating requirements, after considering existing cash and expected exercise of stock options and share purchase warrants. See Note 1 for further discussion.

b)    Currency risk

Foreign exchange risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company operates in the United States and Canada; therefore, it is exposed to currency risk from transactions denominated in CAD. Currently, the Company does not have any foreign exchange hedge programs and manages its operational CAD requirements through spot purchases in the foreign exchange markets. Based on CAD financial assets and liabilities' magnitude, the Company does not have material sensitivity to CAD to USD exchange rates.

c)    Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company is exposed to the interest rate risk on its liabilities through its outstanding borrowings and the interest earned on cash balances. The Company monitors its exposure to interest rates and maintains an investment policy that focuses primarily on the preservation of capital and liquidity.

d) Credit risk

Credit risk is the risk of a financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company is exposed to credit risk through its cash and cash equivalents. Cash and cash equivalents are held in large Canadian financial institutions that have high credit ratings assigned by international credit rating agencies.

e) Market risk

The Company is exposed to market risk because of the fluctuating values of its publicly traded marketable securities. The Company has no control over these fluctuations and does not hedge its investments. Marketable securities; if any, are adjusted to fair value at each reporting date.